Property and Equipment, Net - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
Property and Equipment, Net
Cost	¥ 747,891	¥ 672,305
Accumulated depreciation and amortization	(296,393)	(248,017)
Net carrying amounts	451,498	424,288		¥ 407,412
Depreciation and amortization expense	107,040	82,795	¥ 80,463
Impairment loss	0	0	63,211
Leasehold improvements
Property and Equipment, Net
Cost	560,639	539,553
Impairment loss	0	0	¥ 3,165
Vehicles
Property and Equipment, Net
Cost	25,586	18,089
Tools, furniture and fixtures
Property and Equipment, Net
Cost	¥ 161,666	¥ 114,663